UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EPH China Fund

Class A

SEMI-ANNUAL REPORT
December 31, 2010

www.ephasiafunds.com

EPH China Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the EPH China Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

EPH China Fund
Fund Expenses – December 31, 2010
(Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 07/01/10 to 12/31/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/10	12/31/10	07/01/10 – 12/31/10
Actual Performance	$1,000.00	$1,246.80	$9.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89
* Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EPH China Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 99.1%
	CONSUMER DISCRETIONARY - 21.6%
474,000	Ajisen China Holdings Ltd.	$795,862
716,000	Anta Sports Products Ltd.	1,135,902
2,700,000	Bosideng International Holdings Ltd.	1,076,068
791,000	China Lilang Ltd.	1,220,754
1,150,000	Dah Chong Hong Holdings Ltd.	1,220,100
1,360,000	Daphne International Holdings Ltd.	1,273,460
2,500,000	Hengdeli Holdings Ltd.	1,487,463
1,250,000	Intime Department Store Group Co., Ltd.	1,825,854
900,000	Man Wah Holdings Ltd.	1,461,076
660,500	Ports Design Ltd.	1,822,451
3,032,000	SA SA International Holdings Ltd.	1,890,826
250,000	Television Broadcasts Ltd.	1,349,800
1,200,000	Texhong Textile Group Ltd.	918,233
1,493,500	XTEP International Holdings	1,048,724
400,000	Zhongsheng Group Holdings Ltd. *	869,499
		19,396,072

	CONSUMER STAPLES - 10.7%
1,650,000	China Green Holdings Ltd.	1,618,901
288,000	China Resources Enterprise Ltd.	1,179,363
5,650,000	China Tontine Wines Group Ltd.	1,395,127
420,000	China Yurun Food Group Ltd.	1,379,049
70,000	Hengan International Group Co. Ltd.	603,537
410,000	Lianhua Supermarket Holdings Co., Ltd. - H Shares	1,958,577
142,848	Yantai Changyu Pioneer Wine Co., Ltd. - B Shares	1,519,835
		9,654,389

	ENERGY - 9.8%
2,135,000	Anhui Tianda Oil Pipe Co., Ltd. - H Shares	933,898
900,000	China Oilfield Services Ltd. - H Shares	1,948,707
370,000	China Shenhua Energy Co., Ltd.- H Shares	1,550,646
1,150,000	CNOOC Ltd.	2,737,375
540,000	Yanzhou Coal Mining Co., Ltd. - H Shares	1,650,735
		8,821,361

	FINANCIALS - 10.2%
370,000	BOC Hong Kong Holdings Ltd.	1,258,189
1,498,000	China Construction Bank Corp. - H Shares	1,341,971
970,000	China Vanke Co., Ltd. - B Shares	1,197,687
3,300,000	Evergrande Real Estate Group Ltd.	1,603,256
480,000	Link REIT	1,490,373
200,000	Ping An Insurance Group Co. of China Ltd. - H Shares	2,232,331
		9,123,807

EPH China Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Number
of Shares		Value
	HEALTH CARE - 9.5%
2,200,000	China Medical System Holdings Ltd. *	$2,117,126
125,000	China Medical Technologies, Inc. - ADR	1,405,000
5,400,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - H Shares	1,832,282
1,430,000	Lee's Pharmaceutical Holdings Ltd.	648,916
2,668,000	Sino Biopharmaceutical	991,301
3,200,000	Trauson Holdings Co., Ltd. *	1,502,264
		8,496,889

	INDUSTRIALS - 10.5%
2,200,000	China Liansu Group Holdings Ltd. *	1,771,423
1,300,000	China Singyes Solar Technologies Holdings Ltd.	1,054,360
100,000	China Yuchai International Ltd.	3,169,000
1,738,000	EVA Precision Industrial Holdings Ltd.	1,676,331
120,000	Orient Overseas International Ltd.	1,163,226
614,000	Zhejiang Expressway Co., Ltd. - H Shares	604,789
		9,439,129

	INFORMATION TECHNOLOGY -11.8%
852,000	AAC Acoustic Technologies Holdings, Inc.	2,272,913
50,000	Camelot Information Systems, Inc. - ADR *	1,196,000
600,000	Digital China Holdings Ltd.	1,121,727
383,000	Kingboard Chemical Holdings Ltd.	2,293,112
1,500,000	Kingdee International Software Group Co., Ltd.	840,701
2,000,000	TCL Communication Technology Holdings Ltd.	1,966,679
40,000	Trina Solar Ltd. - ADR *	936,800
		10,627,932

	MATERIALS - 12.9%
1,800,000	AMVIG Holdings Ltd.	1,511,363
2,700,000	China Forestry Holdings Ltd.	1,260,241
1,595,000	China Shanshui Cement Group Ltd.	1,138,219
1,950,000	Fufeng Group Ltd.	1,707,680
1,000,000	Fushan International Energy Group Ltd.	684,991
700,000	Huabao International Holdings Ltd.	1,132,232
100,000	Ossen Innovation Co., Ltd. - ADR *	474,000
1,500,000	Sijia Group Co. *	1,193,875
932,000	Yip's Chemical Holdings Ltd.	1,144,568
330,000	Zhaojin Mining Industry Co., Ltd. - H Shares	1,349,282
		11,596,451

	UTILITIES - 2.1%
620,000	ENN Energy Holdings Ltd.	1,859,426
		1,859,426

	TOTAL COMMON STOCKS
	(Cost $69,309,612)	89,015,456

EPH China Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 0.4%
$335,933	UMB Money Market Fiduciary, 0.01% †	$335,933

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $335,933)	335,933

	TOTAL INVESTMENTS -99.5%
	(Cost $69,645,545)	89,351,389
	Other Assets less Liabilities - 0.5%	475,237
	TOTAL NET ASSETS - 100.%	$89,826,626

* Non-income producing security
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR - American Depository Receipts
REIT - Real Estate Investment Trust

Country Allocation‡
Hong Kong	56.6%
China	43.0%
United States (Cash)	0.4%
‡ as a percentage of total net assets

See accompanying Notes to the Financial Statements.

EPH China Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $69,645,545)	$89,351,389
Receivables:
Investment securities sold	508,911
Fund shares sold	40,917
Dividends and interest	53,488
Prepaid expenses	17,995
Total assets	89,972,700

LIABILITIES
Payables:
Due to Advisor	78,127
Distribution Plan (Note 6)	18,126
Administration fees	8,109
Custody fees	11,873
Fund accounting fees	4,404
Transfer agent fees	6,352
Trustees fees	1,624
Accrued other expenses	17,459
Total liabilities	146,074

NET ASSETS	$89,826,626

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$70,551,793
Accumulated net investment loss	(1,190,063)
Accumulated net realized gain on investments	759,082
Net unrealized appreciation (depreciation) on:
Investments	19,705,844
Foreign currency	(30)
Net Assets	$89,826,626

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$89,826,626
Shares of beneficial interest issued and outstanding	6,163,719
Redemption price	14.57
Maximum sales charge (4.50%* of offering price)	0.69
Maximum offering price to public	$15.26

 See accompanying Notes to the Financial Statements.

EPH China Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $6,361)	$726,355
Interest	61
Total income		$726,416

Expenses
Advisory fees	432,657
Distribution fees - Advisor Class (Note 6)	93,982
Fund accounting fees	34,666
Administration fees	39,550
Transfer agent fees	33,004
Organization cost	2,696
Registration fees	22,685
Custody fees	27,341
Audit fees	7,562
Legal fees	8,206
Chief compliance officer fees	4,790
Trustees' fees and expenses	4,688
Insurance fees	2,521
Shareholder reporting fees	6,311
Miscellaneous	4,828

Total expenses		725,487
Less: Advisory fees waived		(67,105)
Net expenses		658,382
Net investment income		68,034

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments		1,877,170
Foreign currency transactions		(5,342)
Net realized gain		1,871,828
Net unrealized appreciation (depreciation) on:
Investments		16,877,520
Foreign currency translations		(34)
Net unrealized appreciation		16,877,486
Net realized and unrealized gain on investments and
foreign currency		18,749,314

Net Increase in Net Assets from Operations		$18,817,348

 See accompanying Notes to the Financial Statements.

EPH China Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	December 31, 2010	For the Period July 31, 2009*
	(Unaudited)	to June 30, 2010
INCREASE IN NET ASSETS FROM:
Operations
Net investment income	$68,034	$80,156
Net realized gain (loss) on investments and foreign currency	1,871,828	(865,898)
Net unrealized appreciation on investments and foreign currency	16,877,486	2,828,328
Net increase from payments by affiliates (Note 3)	-	11,665
Net increase in net assets resulting from operations	18,817,348	2,054,251

Distributions to Shareholders
From net investment income	(1,359,281)	-
From net realized gain	(27,845)	(237,170)
Total distributions	(1,387,126)	(237,170)

Capital Transactions
Net change in net assets from capital transactions (a)	13,631,752	56,947,571

Total increase in net assets	31,061,974	58,764,652

NET ASSETS
Beginning of period	58,764,652	-
End of period	$89,826,626	$58,764,652

Undistributed net investment income (loss)	$(1,190,063)	$101,184

(a) A summary of share transactions is as follows

	For the Six Months Ended			July 31, 2009*
	December 31, 2010			through June 30, 2010
	Shares	Paid-in Capital		Shares	Paid-in Capital
Shares sold	1,207,719	$16,575,294		5,817,070	$64,401,436
Shares reinvested	78,136	1,132,972		16,010	192,604
Shares redeemed	(302,621)	(4,076,514	) **	(652,595)	(7,646,469	) **
Net increase	983,234	$13,631,752		5,180,485	$56,947,571

*The Fund commenced operations on July 31, 2009.
**Net of redemption fee proceeds of $225 and $1,594, respectively.

 See accompanying Notes to the Financial Statements.

EPH China Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.	For the
	Six Months Ended		For the Period
	December 31, 2010		July 31, 2009*
	(Unaudited)		to June 30, 2010
Net asset value, beginning of period	$11.34		$10.00
Income from Investment Operations
Net investment income	0.01	(a)	0.02	(a)
Net realized and unrealized gain on investments
and foreign currency	3.45		1.38	(b)
Total from investment operations	3.46		1.40

Less Distributions:
From net investment income	(0.22)		-
From net realized gain	(0.01)		(0.06)
Total distributions	(0.23)		(0.06)

Redemption fee proceeds	0.00	(c)	0.00	(c)

Net asset value, end of period	$14.57		$11.34

Total return	24.68%	†	13.93%	†(b)

Ratios and Supplemental Data
Net assets, end of period (in millions)	$89,827		$58,765

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.93%	‡	2.18%	‡
After fees waived and expenses absorbed	1.75%	‡	1.75%	‡
Ratio of net investment income to average net assets	0.18%	‡	0.20%	‡
Portfolio turnover rate	34%	†	80%	†

(a)	Computed using average shares method.
(b)
The Advisor reimbursed the Fund $11,665 for losses on a transaction not meeting the investment guidelines of the Fund.  As of June 30, 2010, the reimbursement amount represents $0.003 per share.  This reimbursement had no impact to the Fund’s total return.

(c)	Amount represents less than $0.01 per share.
*	The Fund commenced operations on July 31, 2009.
†	Not annualized.
‡	Annualized.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited)

Note 1 – Organization
EPH China Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on July 31, 2009.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The fair value of a security held by the Fund may be determined using the services of third-party pricing vendor retained by the Fund or by the valuation committee, in either case subject to the Board of Trustees’ oversight.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,140, which were amortized over a one-year period from July 31, 2009 (commencement of operations).

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited) — continued

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited) — continued

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
On November 30, 2010, the Fund’s portfolio manager acquired all of the ownership interests of EPHAM, and in that connection EPHAM restructured the Fund’s investment advisory arrangements.  In connection with the restructuring, Euro Pacific Asset Management, LLC (“Euro Pacific”) will serve as the investment advisor to the Fund, and the newly restructured EPHAM, which changed its name to New Sheridan Advisors, Inc. (“New Sheridan”), will serve as the sub-advisor to the Fund.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the proposed change of control of EPHAM would result in automatic termination of EPHAM’s investment advisory agreement with respect to the Fund. On September 14, 2010, the Fund’s Board of Trustees considered and approved 1) an interim investment advisory agreement with New Sheridan to serve as investment advisor to the Fund on an interim basis after the change of control, until shareholder approval of the Proposed Agreements could be obtained, 2) a new investment advisory agreement with Euro Pacific, and 3) a sub-advisory Agreement between Euro Pacific and New Sheridan.  Each of the interim investment advisory agreement with New Sheridan and the new investment advisory agreement with Euro Pacific have substantially the same terms as the previous investment advisory agreement between the Trust and EPHAM in all material respects. The Fund’s new investment advisory agreement and sub-advisory agreement will be submitted to the Fund’s shareholders for their approval and, if approved, will take effect on March 14, 2010 (or such later time as shareholder approval is obtained). There will be no change in the Fund’s investment objectives or policies as a result of the transaction.

Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets which will be held in an escrowed account pending shareholder approval of new agreements.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.75% of the Fund's average daily net assets until October 31, 2011.

For the six months ended December 31, 2010, the Advisor waived $67,105 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratios, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  At December 31, 2010, the amount of these potentially recoverable expenses was $239,145.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

For the period July 31, 2009 through June 30, 2010, the Advisor reimbursed the Fund $11,665 for losses on a transaction not meeting the investment guidelines of the Fund.  This reimbursement had no impact to the Fund’s performance.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of net selling commissions retained by the Distributor and/or a broker-dealer affiliated with the Advisor for the six months ended December 31, 2010 was $80,452.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited) — continued

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended December 31, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2010, are reported on the Statement of Operations.

Note 4 - Federal Income Taxes
At December 31, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$70,219,449

Unrealized appreciation	20,563,846
Unrealized depreciation	(1,431,936)

Net unrealized appreciation on investments
and foreign currency translations	$19,131,910

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

As of June 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$633,290
Undistributed long-term gains	-
Tax accumulated earnings	633,290
Accumulated capital and other losses	(1,118,006)

Unrealized appreciation on investments
and foreign currency translations	2,329,327

Total accumulated earnings	$1,844,611

As of June 30, 2010, the Fund had $1,112,726 of post-October capital losses and $5,280 of post-October currency losses, which are deferred until July 1, 2010 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited) — continued

The tax character of distributions paid during the fiscal year ended June 30, 2010 was as follows:

2010
Distributions paid from ordinary income	$237,170
Distributions paid from long-term capital gains	-
Total Distributions	$237,170

Note 5 - Investment Transactions
For the six months ended December 31, 2010, purchases and sales of investments, excluding short-term investments, were $37,702,633 and $25,340,103, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the six months ended December 31, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited) — continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2*	Level 3
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$-	$19,396,072	$-	$19,396,072
Consumer Staples	-	9,654,389	-	9,654,389
Energy	-	8,821,361	-	8,821,361
Financials	-	9,123,807	-	9,123,807
Health Care	1,405,000	7,091,889	-	8,496,889
Industrials	3,169,000	6,270,129	-	9,439,129
Information Technology	2,132,800	8,495,132	-	10,627,932
Materials	474,000	11,122,451	-	11,596,451
Utilities	-	1,859,426	-	1,859,426
Short-Term Investments	335,933	-	-	335,933
Total Investments, at Value	7,516,733	81,834,656	-	89,351,389
Total Assets	$7,516,733	$81,834,656	$-	$89,351,389

* There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

EPH China Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited) — continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 06/30/10	$1,148,679	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	435,926	-
Net purchase (sales)	647,726	-
Transfers in and/or out of Level 3	(2,232,331)	-
Balance as of 12/31/10	$-	$-

Note 9 – Accounting Pronouncement:
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Note 10 – Events Subsequent to the Fiscal Period End
In preparing the Financial Statements as of December 31, 2010, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.

EPH China Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreement (Unaudited)
At an in-person meeting held on September 13-14, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved an investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (“Euro Pacific”) with respect to the EPH China Fund series of the Trust (the “Fund”) for an initial two-year term.  In addition, the Board and the Independent Trustees reviewed and unanimously approved a sub-advisory agreement for the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) with New Sheridan Advisors, Inc. (“New Sheridan”) (formerly known as Euro Pacific Halter Asia Management, Inc. (“EPHAM”)) for an initial two-year term.  In approving the Fund Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that each of the Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund.

Background
EPHAM served as investment advisor to the Fund from the Fund’s commencement of operations on July 31, 2009, until November 30, 2010, when the owners of EPHAM restructured their interests.  Under the 1940 Act, the change in control of EPHAM automatically terminated EPHAM’s investment advisory agreement with respect to the Fund.  On December 1, 2010, EPHAM changed its name to New Sheridan Advisors, Inc.

At its September 2010 meeting, upon the recommendation of EPHAM and after careful consideration, the Board of Trustees approved the appointment of Euro Pacific as the Fund’s investment advisor and New Sheridan as the Fund’s sub-advisor, effective on the date these appointments are approved by a majority of the outstanding shares of the Fund.  Until such approval is obtained, the Board of Trustees has appointed New Sheridan to serve as investment advisor to the Fund on an interim basis.  A special meeting of the shareholders of the Fund will be held on March 14, 2011.  At the meeting shareholders will be asked to approve the appointments of Euro Pacific and New Sheridan.

In advance of its September 2010 meeting, the Board received information about the Fund Advisory Agreements from Euro Pacific and EPHAM and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements.  The Board considered presentations made by representatives of Euro Pacific and EPHAM at the meeting and discussed certain information provided in connection with the meeting.  The Board also considered information with respect to Euro Pacific and EPHAM that that it had received at previous meetings of the Board and the Audit Committee.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session at which no representatives of Euro Pacific and EPHAM were present.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those factors discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Consideration of Advisory Agreement
The Board noted that, at the time of the meeting, Euro Pacific provided investment advisory services to one other fund in the Trust and that appointing Euro Pacific as the Fund’s advisor would provide the Fund with access to additional resources, including research by Euro Pacific.  In addition, the Board noted that if approved by the Fund’s shareholders, Euro Pacific would retain the Fund’s current advisor as the Fund’s sub-advisor, which would continue to manage the Fund’s day-to-day portfolio management and compliance operations. The Board considered that as investment advisor, Euro Pacific would supervise the sub-advisor and provide operations, compliance and administrative support to the sub-advisor and the Fund.  The Board also noted that the terms of the Advisory Agreement were substantially the same as the Fund’s previous advisory agreement with EPHAM.

EPH China Fund
SUPPLEMENTAL INFORMATION (Unaudited)

At the September 2010 meeting, the Board considered the nature, extent and quality of the services to be provided by Euro Pacific and the expected benefits to the Fund and its shareholders. The Board considered a variety of matters, including the background, education and experience of Euro Pacific’s portfolio management and operational personnel; Euro Pacific’s overall financial strength and stability; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the Fund; the overall general quality and depth of Euro Pacific’s organization; and the resources and services it would provide to the Fund.  The Board noted its familiarity with Euro Pacific, and that it had previously reviewed information regarding Euro Pacific’s investment philosophies and processes as well as its brokerage, trading and soft dollar practices.  The Board also noted that Euro Pacific manages another fund but not using substantially similar strategies to those of the Fund; however, performance information on the other strategy had been provided.  The Board determined that the nature, extent and quality of the services to be provided by Euro Pacific were satisfactory.

The Board also reviewed information regarding the advisory fees proposed to be charged under the Advisory Agreement, noting that the fees would be the same as the fees previously paid to EPHAM as the Fund’s advisor.  The Board also reviewed the Fund’s advisory fee and total expense information, as compared to those of a peer group of mutual funds compiled by MFAC using funds in the Morningstar category “Pacific/Asia Ex-Japan Stock” with asset sizes similar to the Fund.  The Board observed that the Fund’s advisory fees and the total expenses were below the averages of the Fund’s peer group of funds.

The Board discussed with Euro Pacific’s representatives information about Euro Pacific’s expected revenues with respect to the Fund. Based on the information provided, the Board determined that the estimated profitability of the Advisory Agreement to Euro Pacific was reasonable in light of the nature, extent and quality of services to be provided to the Fund.

The Board noted that currently, the Fund’s asset levels were likely too low to achieve significant economies of scale. As a result, the Board concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Based on its review, including its consideration of the fact that Euro Pacific’s compensation under the Advisory Agreement is the same as the compensation previously paid to EPHAM as the Fund’s investment advisor, the Board concluded that the Advisory Agreement provides for fair and equitable compensation in light of the nature and quality of the services to be provided by Euro Pacific to the Fund and its shareholders, and that approval of the Advisory Agreement was in the best interest of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement
At the September 2010 meeting, the Board considered the services currently provided by EPHAM as the Fund’s investment advisor and to be provided to the Fund as its sub-advisor.  The Board considered a variety of matters, including the background, education and experience of EPHAM’s portfolio management and operational personnel; EPHAM’s capitalization and overall financial strength and stability; its regulatory compliance systems and procedures; its resources and related efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of EPHAM’s organization.  The Board also reviewed information regarding EPHAM’s investment philosophies and processes as well as its brokerage, trading and soft dollar practices.

EPH China Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board examined the nature, extent and quality of the services currently provided by EPHAM to the Fund.  The Board discussed the experience of EPHAM and the firm’s expertise in the Asia markets.  The Board also considered the terms of the Sub-Advisory Agreement and the responsibilities of EPHAM, noting that it would continue to be responsible for day-to-day management of the investment operations and composition of the Fund’s portfolio in accordance with its investment objective and strategies as stated in the Fund’s Prospectus and Statement of Additional Information, and that Russell Hoss would continue as the Fund’s portfolio manager.  The Board considered that Euro Pacific, in its capacity as investment advisor of the Fund, would oversee the investment sub-advisory services performed by EPHAM, and would be ultimately responsible for providing portfolio management services to the Fund.  The Board also reviewed information about the performance of the Fund since its commencement on July 31, 2009, noting that for the calendar year to date and since-inception periods ending July 31, 2010, the Fund had outperformed the MSCI China Index. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by EPHAM under the current investment management agreement, and determined there was a reasonable basis to conclude that EPHAM would provide satisfactory services to the Fund on a sub-advisory basis.

The Board considered EPHAM’s proposed sub-advisory fees and noted that such fees would be paid by Euro Pacific out of its advisory fee, and not by the Fund.  The Board noted that it could not compare the proposed sub-advisory fees to any other fees charged by EPHAM, as EPHAM currently had no clients other than the Fund.

Based on its review, the Board concluded that the Sub-Advisory Agreement provides for fair and equitable compensation in light of the nature and quality of the services to be provided by EPHAM to the Fund and its shareholders, and that approval of the Sub-Advisory Agreement was in the best interest of the Fund and its shareholders.

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Investment Advisor
New Sheridan Advisors, Inc.
1201 Dove Street,  Suite 370
Newport Beach, California  92660

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 W. Michigan Street
Milwaukee, Wisconsin  53233

FUND INFORMATION

	TICKER	CUSIP
EPH China Fund	EPHCX	461 418 857

Privacy Principles of the EPH China Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EPH China Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-949-9940, on the Fund’s website at www.ephasiafunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-949-9940, on the Fund’s website at www.ephasiafunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-949-9940. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

EPH China Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-949-9940

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)    /s/ John P. Zader
    John P. Zader, President

Date   March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date March 9, 2011

By (Signature and Title)   /s/ Rita Dam
   Rita Dam, Treasurer

Date March 9, 2011